Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt (Tables) [Abstract]
Long term debt based on original maturity

			December 31,
			2011	2010
	Maturity	Stated
(in millions)	date(s)	interest rate(s)
Wells Fargo & Company (Parent only)
Senior
Fixed-rate notes (1)	2012-2035	2.125-6.75%	$38,002	40,630
Floating-rate notes (1)	2012-2048	Varies	17,872	26,750
Market-linked notes and other (2)	2012-2041	Varies	1,359	545
Total senior debt - Parent			57,233	67,925
Subordinated
Fixed-rate notes	2012-2035	4.375-7.574%	12,041	12,370
Floating-rate notes	2015-2016	Varies	1,141	1,118
Total subordinated debt - Parent			13,182	13,488
Junior subordinated
Fixed-rate notes - hybrid trust securities	2029-2068	5.625-7.95%	6,951	11,257
Floating-rate notes	2027	Varies	247	289
FixFloat notes - income trust securities			-	6,786
Total junior subordinated debt - Parent (3)			7,198	18,332
Total long-term debt - Parent			77,613	99,745
Wells Fargo Bank, N.A. and other bank entities (Bank)
Senior
Fixed-rate notes	2013	6.00%	1,326	2,185
Floating-rate notes	2038-2040	Varies	72	4,186
Fixed-rate advances - Federal Home Loan Bank (FHLB)	2012-2031	2.30 - 8.45%	500	812
Floating-rate advances - FHLB	2012-2013	Varies	2,101	7,103
Market-linked notes and other (2)	2012-2016	Varies	238	229
Capital leases (Note 7)	2012-2025	Varies	116	26
Total senior debt - Bank			4,353	14,541
Subordinated
Fixed-rate notes	2013-2038	4.75-7.74%	15,882	16,520
Floating-rate notes	2014-2017	Varies	1,976	1,945
Total subordinated debt - Bank			17,858	18,465
Junior subordinated
Fixed-rate notes			-	317
Floating-rate notes	2027	Varies	286	278
Total junior subordinated debt - Bank (3)			286	595
Long-term debt issued by VIE - Fixed rate	2014-2038	0.00-7.00%	2,103	3,751
Long-term debt issued by VIE - Floating rate	2014-2050	Varies	2,748	4,053
Mortgage notes and other debt	2012-2056	Varies	14,854	8,639
Total long-term debt - Bank			42,202	50,044

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			December 31,
			2011	2010
	Maturity	Stated
(in millions)	date(s)	interest rate(s)
Other consolidated subsidiaries
Senior
Fixed-rate notes	2012-2016	3.70-6.125%	5,154	6,147
FixFloat notes	2020	6.795% through 2015, varies	20	20
Total senior debt - Other consolidated subsidiaries			5,174	6,167
Junior subordinated
Fixed-rate notes			-	10
Floating-rate notes	2027	0.928%	155	239
FixFloat notes			-	78
Total junior subordinated debt - Other
consolidated subsidiaries (3)			155	327
Long-term debt issued by VIE - Fixed rate	2012-2020	5.16-6.88%	81	84
Long-term debt issued by VIE - Floating rate			-	489
Mortgage notes and other debt of subsidiaries	2013-2018	Varies	129	127
Total long-term debt - Other consolidated subsidiaries			5,539	7,194
Total long-term debt			$125,354	156,983

  On March 30, 2009, Wells Fargo issued $1.75 billion of 2.125% fixed senior unsecured notes and $1.75 billion of floating senior unsecured notes both maturing on June 15, 2012. These notes are guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program (TLGP) and are backed by the full faith and credit of the United States.
  Primarily consists of long-term notes where the performance of the note is linked to an embedded equity, commodity, or currency index, or basket of indices accounted for separately from the note as a free-standing derivative. For information on embedded derivatives, see Note 16 – Free-standing derivatives.
  Represents junior subordinated debentures held by unconsolidated wholly owned trusts formed for the sole purpose of issuing trust preferred securities. See Note 8 for additional information on our trust preferred security structures.

Annual maturities of long-term debt obligations

(in millions)	Parent	Company
2012	$15,443	18,605
2013	10,023	14,290
2014	7,791	10,790
2015	3,753	8,949
2016	13,302	17,740
Thereafter	27,301	54,980
Total	$77,613	125,354